Results of Reportable Segments (Detail) - USD ($) $ in Thousands		3 Months Ended										12 Months Ended
		May. 31, 2015	Feb. 28, 2015	[1]	Nov. 30, 2014	Aug. 31, 2014	May. 31, 2014	Feb. 28, 2014	[1]	Nov. 30, 2013	Aug. 31, 2013	May. 31, 2015		May. 31, 2014		May. 31, 2013
Segment Reporting Information [Line Items]
Net Sales		$ 1,373,159	$ 946,367		$ 1,071,128	$ 1,203,896	$ 1,276,782	$ 863,410		$ 1,071,487	$ 1,164,674	$ 4,594,550	[2]	$ 4,376,353	[2]	$ 4,078,655	[2]
Income (Expense) Before Income Taxes	[3]											453,253		424,487		176,891
Interest (Expense), Net	[4]											(69,038)		(65,236)		(73,668)
EBIT	[5]											522,291		489,723		250,559
Total Assets		4,694,240					4,378,365					4,694,240		4,378,365		4,120,847
Capital Expenditures												85,363		93,792		91,367
Depreciation and Amortization												99,176		90,069		86,336
Operating Segments
Segment Reporting Information [Line Items]
Net Sales												4,594,550		4,376,353		4,078,655
Operating Segments | Industrial Segment
Segment Reporting Information [Line Items]
Net Sales												2,990,721		2,769,657		2,635,976
Income (Expense) Before Income Taxes	[3]											315,382		295,751		164,578
Interest (Expense), Net	[4]											(7,656)		(10,227)		(10,318)
EBIT	[5]											323,038		305,978		174,896
Total Assets		2,904,010					2,507,257					2,904,010		2,507,257		2,461,163
Capital Expenditures												53,973		54,556		50,025
Depreciation and Amortization												60,831		53,670		53,549
Operating Segments | Consumer Segment
Segment Reporting Information [Line Items]
Net Sales												1,603,829		1,606,696		1,442,679
Income (Expense) Before Income Taxes	[3]											273,956		251,229		190,611
Interest (Expense), Net	[4]											34		122		(10)
EBIT	[5]											273,922		251,107		190,621
Total Assets		1,626,097					1,648,272					1,626,097		1,648,272		1,584,336
Capital Expenditures												29,354		35,391		35,081
Depreciation and Amortization												32,153		31,378		28,624
Corporate/Other
Segment Reporting Information [Line Items]
Income (Expense) Before Income Taxes	[3]											(136,085)		(122,493)		(178,298)
Interest (Expense), Net	[4]											(61,416)		(55,131)		(63,340)
EBIT	[5]											(74,669)		(67,362)		(114,958)
Total Assets		$ 164,133					$ 222,836					164,133		222,836		75,348
Capital Expenditures												2,036		3,845		6,261
Depreciation and Amortization												$ 6,192		$ 5,021		$ 4,163

[1]	Reflects adjustments for approximately $106.2 million to the Provision for Income Taxes related to the recognition of an ASC 740-30 tax liability for the potential repatriation of foreign earnings and related impact on Net Income Attributable to Noncontrolling Interests.
[2]	It is not practicable to obtain the information needed to disclose revenues attributable to each of our product lines.
[3]	The presentation includes a reconciliation of Income (Loss) Before Income Taxes, a measure defined by Generally Accepted Accounting Principles (GAAP) in the United States, to EBIT.
[4]	Interest (expense), net includes the combination of interest expense and investment expense (income), net.
[5]	EBIT is defined as earnings (loss) before interest and taxes. We evaluate the profit performance of our segments based on income before income taxes, but also look to EBIT as a performance evaluation measure because interest expense is essentially related to corporate acquisitions, as opposed to segment operations. For that reason, we believe EBIT is also useful to investors as a metric in their investment decisions. EBIT should not be considered an alternative to, or more meaningful than, operating income as determined in accordance with GAAP, since EBIT omits the impact of interest and taxes in determining operating performance, which represent items necessary to our continued operations, given our level of indebtedness and ongoing tax obligations. Nonetheless, EBIT is a key measure expected by and useful to our fixed income investors, rating agencies and the banking community, all of whom believe, and we concur, that this measure is critical to the capital markets' analysis of our segments' core operating performance. We also evaluate EBIT because it is clear that movements in EBIT impact our ability to attract financing. Our underwriters and bankers consistently require inclusion of this measure in offering memoranda in conjunction with any debt underwriting or bank financing. EBIT may not be indicative of our historical operating results, nor is it meant to be predictive of potential future results.